Trade and Other Payables (Details) - Schedule of Trade and Other Payables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Non-current
Loans from a related party (Note 19)	RM 1,651,825	$ 350,282	RM 1,866,000
Current
Trade payables – third parties	969,110	205,507	1,223,951
Loans from a related party (Note 19)	1,887,800	400,322	5,131,500
Amount due to related parties, net (Note 19)	128,523	27,255	175,623
Advances from a related party (Note 19)	5,250,465	1,113,401	2,044,063
Other payables	289,091	61,304	241,574
Provision	48,000	10,179	48,000
Accrued expenses	3,585,167	760,262	1,254,271
Total	12,158,156	2,578,230	10,118,982
Total Trade and other payable	RM 13,809,981	$ 2,928,512	RM 11,984,982